14. Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Financial Assets And Liabilities Tables Abstract
Trade and other receivables
	12-31-2018	12-31-2017
	ARS 000	ARS 000
Non-current:
Trade receivables - CAMMESA	16,671,565	3,826,847
Guarantee deposits	43	63
Receivables from associates	-	15,144
	16,671,608	3,842,054

Current:
Trade receivables - CAMMESA	10,304,925	5,353,427
Trade receivables - YPF SA and YPF Energía Eléctrica SA	75,857	201,826
Recovery of insurance	-	31,437
Trade receivables - Large users	87,997	61,146
Receivables from associates and other related parties	861	10,729
Other receivables	113,091	77,962
	10,582,731	5,736,527
Allowance for doubtful accounts - Note 14.1.1.	(3,703)	(2,585)
	10,579,028	5,733,942

Trade and other receivables due
			Past due
	Total	To due	<90 days	90-180 days	180-270 days	270-360 days	>360 days
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

12-31-2018	27,250,636	25,703,650	507,938	527,390	506,988	101	4,569
12-31-2017	9,575,996	9,516,318	51,742	-	2,771	-	5,165

Allowance for doubtful accounts

	12-31-2018				12-31-2017
Item	At beginning	Increases	Decreases	At end	At end

Allowance for doubtful accounts - Trade and other receivables	2,585	2,204	(1,086) (1)	3,703	2,585
Total 12-31-2018	2,585	2,204	(1,086)	3,703
Total 12-31-2017	3,226	-	(641) (1)		2,585

Trade and other payables
	12-31-2018	12-31-2017
	ARS 000	ARS 000
Current:
Trade payables	1,702,295	1,485,474
Insurance payable	3,031	2,858
Payables to associates	24,583	13,553
	1,729,909	1,501,885

Other loans and borrowings
	12-31-2018	12-31-2017
	ARS 000	ARS 000
Non-current

IFC and IIC loan	5,186,970	-
Derivative financial liabilities not designated as hedging instrument - Interest rate swap	17,060	-
Borrowings from Banco de Galicia y Buenos Aires S.A.	-	2,183,278
	5,204,030	2,183,278

	12-31-2018	12-31-2017
	ARS 000	ARS 000
Current

IFC and IIC loan	448,689	-
Borrowings from Banco de Galicia y Buenos Aires S.A.	215,584	746,158
Bank overdrafts	8,395	345
	672,668	746,503

Borrowings from CAMMESA
	12-31-2018	12-31-2017
	ARS 000	ARS 000
Non-current:
CAMMESA loans	1,004,304	1,558,485
Current:
CAMMESA loans	742,575	1,403,269
CAMMESA prepayments	1,070,335	1,185,014
	1,812,910	2,588,283

Maturity of borrowings from CAMMESA
	To due
Total	2019	2020	2021	2022
ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

2,817,214	1,812,910	405,904	303,544	294,856

Changes in liabilities arising from financing activities

	01-01-2018	Payments	Non-cash transactions	Disbursements	Other	12-31-2018
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000
Non-current liabilities
Other loans and borrowings	2,183,278	(965,441)	(1,549,281)	3,939,500	1,595,974	5,204,030
Borrowings from CAMMESA	1,558,485	-	(502,927)	-	(51,254)	1,004,304

Current liabilities
Other loans and borrowings	746,503	(1,129,668)	(568,593)	435,478	1,188,948	672,668
Borrowings from CAMMESA	2,588,283	-	(1,292,223)	-	516,850	1,812,910

	01-01-2017	Payments	Non-cash transactions	Disbursements	Other	12-31-2017
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000
Non-current liabilities
Other loans and borrowings	-	-	(62,440)	2,122,845	122,873	2,183,278
Borrowings from CAMMESA	2,367,279	-	(898,276)	1,023,563	(934,081)	1,558,485

Current liabilities
Other loans and borrowings	2,382,748	(2,319,705)	(161,466)	717,989	126,937	746,503
Borrowings from CAMMESA	1,930,482	-	(1,154,596)	-	1,812,397	2,588,283

Fair value of financial assets and liabilities

	Carrying amount		Fair value
	12-31-2018	12-31-2017	12-31-2018	12-31-2017
	ARS 000	ARS 000	ARS 000	ARS 000
Financial assets
Trade and other receivables	27,250,636	9,575,996	27,250,636	9,575,996
Other financial assets	1,964,630	1,639,941	1,964,630	1,639,941
Cash and cash equivalents	229,948	130,863	229,948	130,863
Total	29,445,214	11,346,800	29,445,214	11,346,800

	Carrying amount		Fair value
	12-31-2018	12-31-2017	12-31-2018	12-31-2017
	ARS 000	ARS 000	ARS 000	ARS 000
Financial liabilities
Borrowings from CAMMESA	2,817,214	4,146,768	2,817,214	4,146,768
Other loans and borrowings	5,876,698	2,929,781	5,876,698	2,929,781
Total	8,693,912	7,076,549	8,693,912	7,076,549

Fair value measurement hierarchy

	Fair value measurement using:
12-31-2018	Total	Level 1	Level 2	Level 3
	ARS 000	ARS 000	ARS 000	ARS 000
Assets measured at fair value

Financial assets at fair value through profit or loss:
Mutual funds	1,964,630	1,964,630	-	-
Total financial assets measured at fair value	1,964,630	1,964,630	-	-

	Fair value measurement using:
12-31-2017	Total	Level 1	Level 2	Level 3
	ARS 000	ARS 000	ARS 000	ARS 000
Assets measured at fair value

Financial assets at fair value through profit or loss:
Mutual funds	821,113	821,113	-	-
Argentine Central Bank bills	597,330	597,330	-	-

Financial assets at fair value through other comprehensive income:
Mutual funds	221,498	221,498	-	-
Total financial assets measured at fair value	1,639,941	1,639,941	-	-

Other financial assets
	12-31-2018	12-31-2017
	Book value	Book value
	ARS 000	ARS 000
Financial assets at fair value through other comprehensive income

Mutual funds	-	221,498
	-	221,498
Financial assets at fair value through profit or loss

Argentina Central Bank bills	-	597,330
Mutual funds	1,964,630	821,113
	1,964,630	1,418,443
	1,964,630	1,639,941

Financial assets and liabilities in foreign currency
		12-31-2018							12-31-2017
Account		Currency and amount (in thousands)			Effective exchange rate (1)		Bookvalue		Currency and amount (in thousands)	Bookvalue
					ARS 000				ARS 000
NON-CURRENT ASSETS

Trade and other receivables	USD	421,112	37.8080	(2)		15,921,517	USD	24,648	675,025
						15,921,517			675,025
CURRENT ASSETS

Cash and cash equivalents	USD	4,720	37.5000			177,000	USD	4,313	118,119
	EUR	1	42.8400			43	EUR	1	32

Trade and other receivables	USD	138,051	37.8080			5,219,427	USD	9,609	263,159
	USD	3,381	37.5000	(2)		126,788	USD	19,932	545,871
						5,523,258			927,181
						21,444,775			1,602,206
NON-CURRENT LIABILITIES

Other loans and borrowings	USD	140,581	37.7000			5,299,904	USD	50,690	1,395,720
						5,299,904			1,395,720
CURRENT LIABILITIES

Other loans and borrowings	USD	12,124	37.7000			457,075	USD	27,099	746,155
Trade and other payables	USD	14,686	37.7000			553,662	USD	31,243	860,258
	EUR	465	43.1627			20,071	EUR	136	4,508
						1,030,808			1,610,921
						6,330,712			3,006,641